Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure [Text Block]
4.	Acquisitions

2022 acquisitions:

During the year ended December 31, 2022, the Company acquired controlling interests in twelve businesses.

In March 2022, the Company acquired two businesses operating in the Americas, KFW Engineers & Surveying, a civil engineering, design and survey firm headquartered in San Antonio, Texas, and the Colliers affiliate for Cincinnati and Cleveland, Ohio.

In April 2022, the Company completed the acquisition of controlling interest in Antirion SGR S.p.A. (“Antirion”), a real estate investment management firm in Italy and its Italy affiliate in EMEA (which collectively consists of Colliers International Italia S.p.A., Colliers Real Estate Services Italia S.R.L. and Colliers Real Estate Management Services S.R.L.).

In May 2022, the Company acquired a controlling interest in Paragon Building Consultancy Holdings Limited, a building consultancy and project management firm in EMEA (United Kingdom).

In June 2022, the Company acquired a 75% interest in Basalt Infrastructure Partners LLP (“Basalt”), a transatlantic infrastructure investment management firm, based in London, operating in North America and Europe across the communications, transportation, energy / power, and utilities sub-sectors.

In July 2022, the Company acquired a 65% interest in Rockwood Capital, LLC (“Rockwood”), a U.S. real estate investment management firm with offices in New York, Los Angeles, and San Francisco.

In August 2022, the Company acquired a controlling interest in PEAKURBAN Pty Limited, an engineering and design firm in Asia Pacific (Australia).

In October 2022, the Company acquired a 75% interest in Versus Capital (“Versus”), a U.S. alternative real asset investment management firm, based in Denver, offering alternative real asset investment solutions through actively managed, perpetual-life funds. The Company also acquired a controlling interest in Arcardia Management Group, Inc., a property management firm headquartered in the Americas (Phoenix, Arizona).

In December 2022, the Company acquired controlling interests in Pangea Property Partners (“Pangea”) and BelSquare SRL (“Belsquare”). Pangea is a capital markets advisor with offices in Oslo, Norway and Stockholm, Sweden. Pangea expands the Company’s operations in the Nordics adding a Company owned operation in Norway and growing the existing operations in Sweden. Belsquare, a commercial real estate advisor with offices in Brussels and Antwerp, will merge with the Company’s existing operations in Belgium.

The acquisition date fair value of consideration transferred and the purchase price allocation was as follows:

					Aggregate
	Basalt	Rockwood	Versus	Other	Acquisitions

Current assets, excluding cash	$1,203	$2,091	$3,160	$37,736	$44,190
Non-current assets	2,692	11,943	3,854	31,328	49,817
Current liabilities	20,574	22,600	5,309	47,361	95,844
Long-term liabilities	5,151	9,029	2,310	66,430	82,920
	$(21,830)	$(17,595)	$(605)	$(44,727)	$(84,757)

Cash consideration, net of cash acquired of $122,964	$277,596	$174,219	$346,205	$209,277	$1,007,297
Acquisition date fair value of contingent consideration	12,824	6,397	-	38,379	57,600
Total purchase consideration	$290,420	$180,616	$346,205	$247,656	$1,064,897

Acquired intangible assets (note 11)
Finite life	$165,000	$108,100	$218,800	$222,875	$714,775
Goodwill (note 12)	$251,525	$198,879	$249,058	$236,660	$936,122
Redeemable non-controlling interest (note 18)	$104,275	$108,768	$121,048	$167,152	$501,243

Certain balances included in the assets and liabilities reported for September 30, 2022, were updated for changes to the estimated fair values in the preliminary purchase price allocation. The change primarily resulted from finalization of the opening balances of the acquired companies with an adjustment to certain asset and liability classifications. The change to the net assets acquired, intangible assets and goodwill were not material. The Company’s Consolidated Statements of Earnings for previously reported periods was not materially impacted by these changes. During the year ended December 31, 2022, the Company made no significant adjustments to its purchase consideration for acquisitions completed in 2021.

2021 acquisitions:

The Company acquired two businesses in the Americas, Bergmann Associates, Architects, Engineers, Landscape Architects & Surveyors, D.P.C. (Rochester, New York) and an operation in Miami, Florida.

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$38,215
Non-current assets	18,958

Current liabilities	$20,006
Long-term liabilities	18,106
$19,061

Cash consideration, net of cash acquired of $3,322	$60,832
Acquisition date fair value of contingent consideration	1,850
Total purchase consideration	$62,682

Acquired intangible assets (note 11)	$21,130
Goodwill (note 12)	$22,491

Acquired goodwill and intangible assets

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended December 31, 2022, goodwill in the amount of $483,159 is deductible for income tax purposes (2021 - $2,678).

In determining the fair value of intangible assets acquired in business combinations, management makes estimates and assumptions which require significant judgment. In particular, the Company acquired $321,140 of Investment management contracts and $355,482 of Customer lists and relationships. Valuation of these intangible assets is based upon a discounted cash flow methodology where the most significant estimates relate to discount rates and forecasted revenues. In relation to investment management businesses, the most significant estimates relate to forecasts of the calculated fee base which drive investment management revenues.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

Contingent purchase consideration

The Company typically structures its business acquisitions to include contingent consideration. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to five-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at December 31, 2022, was $91,229 ( December 31, 2021 - $154,671). See note 25 for discussion on the fair value of contingent consideration. Contingent consideration where the seller is required to remain employed to be entitled to payment is considered to have a compensatory element and is revalued at each reporting period and recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at December 31, 2022, was $61,870 ( December 31, 2021 - $13,607). The estimated range of outcomes (undiscounted) for all contingent consideration arrangements, including those with an element of compensation is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $361,606 to a maximum of $421,971. These contingencies will expire during the period extending to April 2028.

The consideration for the acquisitions during the year ended December 31, 2022, was financed from borrowings on the Revolving Credit Facility and cash on hand. During the year ended December 31, 2022, $125,514 was paid with reference to contingent consideration (2021 - $23,293).

Supplemental Proforma

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended December 31, 2022, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been January 1, 2021, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2022	$201,750	$26,773
Supplemental pro forma for 2022 (unaudited)	4,658,196	219,243
Supplemental pro forma for 2021 (unaudited)	4,526,317	(295,964)

Supplemental pro forma results were adjusted for non-recurring items.